Loans - Summary of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021		Oct. 31, 2020
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	$ 3,722
Net remeasurement			$ 123
Balance at end of year	2,970		3,722
Loans	2,849		3,540
Undrawn credit facilities and other off-balance sheet exposures	121		182
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	363		211
Originations net of repayments and other derecognitions	(18)		(20)
Changes in model	23		27
Net remeasurement	(33)		175
Provision for (reversal of) credit losses	(28)		182
Write-offs	(27)		(16)
Recoveries	3		6
Interest income on impaired loans	(17)		(19)
Foreign exchange and other	(14)		(1)
Balance at end of year	280		363
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	863		573
Originations net of repayments and other derecognitions	(19)		(26)
Changes in model	14		168
Net remeasurement	151		439
Provision for (reversal of) credit losses	146		581
Write-offs	(266)		(353)
Recoveries	70		66
Interest income on impaired loans	(4)		(5)
Foreign exchange and other	(6)		1
Balance at end of year	803		863
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	708		485
Originations net of repayments and other derecognitions	(66)		(72)
Changes in model	109		53
Net remeasurement	197		540
Provision for (reversal of) credit losses	240		521
Write-offs	(414)	[1]	(409)
Recoveries	119		111
Balance at end of year	653		708
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	1,788		775
Originations net of repayments and other derecognitions	(39)		(14)
Changes in model	(37)		12
Net remeasurement	(124)		1,207
Provision for (reversal of) credit losses	(200)		1,205
Write-offs	(279)		(157)
Recoveries	14		9
Interest income on impaired loans	(20)		(21)
Foreign exchange and other	(69)		(23)
Balance at end of year	1,234		1,788
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	844
Balance at end of year	622		844
Loans	551		735
Undrawn credit facilities and other off-balance sheet exposures	71		109
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	51		28
Originations net of repayments and other derecognitions	16		9
Changes in model	7		(3)
Net remeasurement	(123)		(21)
Transfers to 12-month ECL	119		61
Transfers to lifetime ECL performing	(9)		(23)
Provision for (reversal of) credit losses	10		23
Foreign exchange and other	(2)
Balance at end of year	59		51
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	204		174
Originations net of repayments and other derecognitions	37		37
Changes in model	(19)		(13)
Net remeasurement	(309)		(186)
Transfers to 12-month ECL	287		300
Transfers to lifetime ECL performing	(47)		(108)
Transfers to lifetime ECL credit-impaired	(1)
Provision for (reversal of) credit losses	(52)		30
Foreign exchange and other	(2)
Balance at end of year	150		204
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	136		145
Originations net of repayments and other derecognitions			(3)
Changes in model	(14)		(6)
Net remeasurement	(259)		(223)
Transfers to 12-month ECL	305		281
Transfers to lifetime ECL performing	(31)		(58)
Transfers to lifetime ECL credit-impaired	(1)
Provision for (reversal of) credit losses			(9)
Balance at end of year	136		136
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	453		239
Originations net of repayments and other derecognitions	31		51
Changes in model	(12)		14
Net remeasurement	(302)		264
Transfers to 12-month ECL	198		113
Transfers to lifetime ECL performing	(63)		(201)
Transfers to lifetime ECL credit-impaired	(4)		(21)
Provision for (reversal of) credit losses	(152)		220
Foreign exchange and other	(24)		(6)
Balance at end of year	277		453
Stage 2 [member]
Disclosure of detailed information about borrowings [line items]
Balance at end of year	15
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	1,962
Balance at end of year	1,576		1,962
Loans	1,526		1,891
Undrawn credit facilities and other off-balance sheet exposures	50		71
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	161		43
Originations net of repayments and other derecognitions	(13)		(12)
Changes in model	(8)		30
Net remeasurement	22
Transfers to 12-month ECL	(104)		(51)
Transfers to lifetime ECL performing	27		39
Transfers to lifetime ECL credit-impaired	(16)		(10)
Provision for (reversal of) credit losses	(92)		119
Foreign exchange and other	(6)		(1)
Balance at end of year	63		161
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	546		271
Originations net of repayments and other derecognitions	(47)		(51)
Changes in model	33		181
Net remeasurement	281		378
Transfers to 12-month ECL	(281)		(292)
Transfers to lifetime ECL performing	62		126
Transfers to lifetime ECL credit-impaired	(47)		(67)
Provision for (reversal of) credit losses	1		275
Balance at end of year	547		546
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	572		340
Originations net of repayments and other derecognitions	(66)		(69)
Changes in model	123		59
Net remeasurement	373		674
Transfers to 12-month ECL	(305)		(281)
Transfers to lifetime ECL performing	31		58
Transfers to lifetime ECL credit-impaired	(211)		(209)
Provision for (reversal of) credit losses	(55)		232
Balance at end of year	517		572
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	683		158
Originations net of repayments and other derecognitions	(35)		(45)
Changes in model	(26)		(1)
Net remeasurement	(19)		594
Transfers to 12-month ECL	(173)		(103)
Transfers to lifetime ECL performing	79		210
Transfers to lifetime ECL credit-impaired	(30)		(121)
Provision for (reversal of) credit losses	(204)		534
Foreign exchange and other	(30)		(9)
Balance at end of year	449		683
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	916
Balance at end of year	772		916
Loans	772		914
Undrawn credit facilities and other off-balance sheet exposures			2
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	151		140
Originations net of repayments and other derecognitions	(21)		(17)
Changes in model	24
Net remeasurement	68		73
Transfers to 12-month ECL	(15)		(10)
Transfers to lifetime ECL performing	(18)		(16)
Transfers to lifetime ECL credit-impaired	16		10
Provision for (reversal of) credit losses	54		40
Write-offs	(27)		(16)
Recoveries	3		6
Interest income on impaired loans	(17)		(19)
Foreign exchange and other	(6)
Balance at end of year	158		151
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	113		128
Originations net of repayments and other derecognitions	(9)		(12)
Net remeasurement	179		247
Transfers to 12-month ECL	(6)		(8)
Transfers to lifetime ECL performing	(15)		(18)
Transfers to lifetime ECL credit-impaired	48		67
Provision for (reversal of) credit losses	197		276
Write-offs	(266)		(353)
Recoveries	70		66
Interest income on impaired loans	(4)		(5)
Foreign exchange and other	(4)		1
Balance at end of year	106		113
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Net remeasurement	83		89
Transfers to lifetime ECL credit-impaired	212		209
Provision for (reversal of) credit losses	295		298
Write-offs	(414)	[1]	(409)
Recoveries	119		111
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	652		378
Originations net of repayments and other derecognitions	(35)		(20)
Changes in model	1		(1)
Net remeasurement	197		349
Transfers to 12-month ECL	(25)		(10)
Transfers to lifetime ECL performing	(16)		(9)
Transfers to lifetime ECL credit-impaired	34		142
Provision for (reversal of) credit losses	156		451
Write-offs	(279)		(157)
Recoveries	14		9
Interest income on impaired loans	(20)		(21)
Foreign exchange and other	(15)		(8)
Balance at end of year	$ 508		$ 652

[1]	We generally continue to pursue collection on the amounts that were written off. The degree of collection efforts varies from one jurisdiction to another, depending on the local regulations and original agreements with customers.